Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 14, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jul. 14, 2022
Prospectus Date	rr_ProspectusDate	Sep. 01, 2021
WCM Developing World Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

WCM Developing World Equity Fund

Investor Class Shares – WCMUX

Institutional Class Shares – WCMDX

WCM International Equity Fund

Investor Class Shares – WESGX

Institutional Class Shares – WCMMX

Each a series of Investment Managers Series Trust

Supplement dated July 14, 2022, to the

Prospectus dated September 1, 2021, as amended.

As previously communicated in a supplement dated June 24, 2022, effective June 30, 2022, each Fund’s name changed as noted below:

Prior Name	New Name
WCM Sustainable Developing World Fund	WCM Developing World Equity Fund
WCM Sustainable International Fund	WCM International Equity Fund

Each Fund’s investment strategy currently includes a policy to invest at least 80% of the Fund’s net assets (including amounts borrowed for investment purposes) in equity securities of companies that satisfy the Fund’s environmental, social and governance (“ESG”) criteria (the “80% Policy”). Each Fund’s 80% Policy was adopted due to the inclusion of the term “Sustainable” in the Fund’s Prior Name, consistent with a rule under the Investment Company Act of 1940. As a result of the removal of the term “Sustainable” from each Fund’s name, the 80% Policy is no longer required with respect to either Fund. As a result, effective September 12, 2022, all references to the 80% Policy will be deleted from the Funds’ Prospectus. No other changes will be made to either Fund’s principal investment strategy or the investment process utilized by WCM Investment Management, LLC, the Funds’ advisor.

Please file this Supplement with your records.

WCM International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

WCM Developing World Equity Fund

Investor Class Shares – WCMUX

Institutional Class Shares – WCMDX

WCM International Equity Fund

Investor Class Shares – WESGX

Institutional Class Shares – WCMMX

Each a series of Investment Managers Series Trust

Supplement dated July 14, 2022, to the

Prospectus dated September 1, 2021, as amended.

As previously communicated in a supplement dated June 24, 2022, effective June 30, 2022, each Fund’s name changed as noted below:

Prior Name	New Name
WCM Sustainable Developing World Fund	WCM Developing World Equity Fund
WCM Sustainable International Fund	WCM International Equity Fund

Each Fund’s investment strategy currently includes a policy to invest at least 80% of the Fund’s net assets (including amounts borrowed for investment purposes) in equity securities of companies that satisfy the Fund’s environmental, social and governance (“ESG”) criteria (the “80% Policy”). Each Fund’s 80% Policy was adopted due to the inclusion of the term “Sustainable” in the Fund’s Prior Name, consistent with a rule under the Investment Company Act of 1940. As a result of the removal of the term “Sustainable” from each Fund’s name, the 80% Policy is no longer required with respect to either Fund. As a result, effective September 12, 2022, all references to the 80% Policy will be deleted from the Funds’ Prospectus. No other changes will be made to either Fund’s principal investment strategy or the investment process utilized by WCM Investment Management, LLC, the Funds’ advisor.

Please file this Supplement with your records.